Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic					$ 66,852	$ (25,926)	$ 61,670
Foreign					22,432	7,092	15,595
Income (loss) before income taxes	$ 33,218	$ 26,926	$ 96,608	$ 74,277	$ 89,284	$ (18,834)	$ 77,265